Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Net income	$ 3,824	$ 2,594	$ 4,650
Foreign currency translation adjustments:
Foreign currency translation adjustments	(290)	(685)	(521)
Net loss on complete or substantially complete liquidation of foreign subsidiaries	0	5	0
Changes attributable to divestments	9	41	(9)
Foreign currency translation adjustments	(281)	(639)	(530)
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	5	(23)	(10)
Reclassification adjustments for net (gains) losses included in net income	6	2	(5)
Unrealized gains (losses) on available-for-sale securities	11	(21)	(15)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	(1)	0	0
Net actuarial gains (losses) arising during the year	(282)	226	411
Amortization of prior service credit included in net income	(9)	(16)	(14)
Amortization of net actuarial loss included in net income	38	44	69
Net losses from settlements and curtailments included in net income	14	9	7
Changes attributable to divestments	3	(8)	(6)
Pension and other postretirement plan adjustments	(237)	255	467
Derivative instruments and hedges:
Net unrealized gains (losses) arising during the year	(10)	(12)	8
Reclassification adjustments for net (gains) losses included in net income	8	12	(13)
Changes in derivatives instruments and hedges	(2)	0	(5)
Total other comprehensive income (loss), net of tax	(509)	(405)	(83)
Total comprehensive income, net of tax	3,315	2,189	4,567
Total comprehensive (income) loss attributable to noncontrolling interests and redeemable noncontrolling interests, net of tax	(84)	(87)	(108)
Total comprehensive income, attributable to ABB, net of tax	$ 3,231	$ 2,102	$ 4,459